Equity-Based Compensation	12 Months Ended
Dec. 31, 2020
Hoya Intermediate, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-Based Compensation
17. E
QUITY
-B
ASED
C
OMPENSATION
Certain members of management received equity-based compensation awards for units of our parent, Hoya Topco, LLC. These awards included grants in the form of
Class B-1
Incentive Units, Phantom Units, Class D Units, and Class E Units. There are an unlimited number of incentive units of our parent authorized for issuance. Each incentive unit vests ratably over five years with 20.0% vesting each year and accelerates upon a change in control of Hoya Topco, LLC.
Class B-1
Incentive Units, Class D Units, and Class E Units are subject only to service conditions, whereas Phantom Units are subject to service conditions and a performance condition related to a change in control of Hoya Topco, LLC.
Hoya Topco, LLC has the option to repurchase all or any portion of outstanding and vested
Class B-1
Incentive Units, Class D Units, and Class E Units by providing notice within seven months of an employee unit holder’s separation. Hoya Topco, LLC repurchased 6,000 and 97,604 Class D Units during the years ended December 31, 2019 and 2020, respectively. We recorded the repurchase of 6,000 and 7,604 Units as a deemed distribution to our parent during the years ended December 31, 2019 and 2020, respectively. Distributions to parent were $8,095 thousand and $120 thousand during the years ended December 31, 2019 and 2020, respectively.
Compensation expense associated with these incentive units for the years ended December 31, 2019 and 2020 was $5,174 thousand and $4,287 thousand, respectively, and is recorded within General and administrative expense in the Consolidated Statements of Operations and Comprehensive Loss. We record compensation expense and an offsetting deemed contribution to equity to reflect these incentive units of our parent. For the years ended December 31, 2019 and 2020, there was no compensation expense associated with Phantom Units as the performance condition of the units was not probable of being achieved.
Based on the ranking of the incentive units in the waterfall payout structure of Hoya Topco, LLC, and subject to a distribution threshold,
B-1
incentive unit holders are entitled to preferential distributions when either it is declared by our parent or a trade sale or change in control occurs. Class D and Class E units do not have such preferential rights.
The following table summarizes the activity for the Hoya Topco, LLC
Class B-1
Incentive Units, Class D Units, and Class E Units for the years ended December 31, 2019 and 2020:

	Class B-1 Units		Class D Units		Class E Units
	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value	Number of Incentive Units	Weighted Average Grant Date Fair Value
Balances at January 1, 2019	—	$—	666,150	$15.65	500,765	$25.46
Units granted	—	—	218,000	15.50	—	—
Units repurchased	—	—	(6,000)	15.28	—	—
Units forfeited	—	—	(45,640)	15.42	—	—

Balances at December 31, 2019	—	$—	832,510	$15.63	500,765	$25.46

Units granted	905,000	2.32	1,755,000	0.89	—	—
Units repurchased	—	—	(97,604)	15.95	—	—
Units forfeited	(50,000)	2.32	(441,666)	7.81	—	—

Balances at December 31, 2020	855,000	$2.32	2,048,240	$4.67	500,765	$25.46

For the year ended December 31, 2020, there were no
Class B-1
Incentive Units vested. For the year ended December 31, 2019, there were 204,164 Class D Units and 100,153 Class E Units vested with a weighted average grant date fair value of $15.78 and $25.46, respectively. For the year ended December 31, 2020, there were 236,736 Class D Units and 200,306 Class E Units vested with a weighted average grant date fair value of $15.58 and $25.46, respectively.
For the year ended December 31, 2019, there were 628,346 Class D Units and 400,612 Class E Units nonvested with a weighted average grant date fair value of $15.58 and $25.46, respectively. For the year ended December 31, 2020, there were 855,000
Class B-1
Incentive Units, 1,811,504 Class D Units, and 300,459 Class E Units nonvested with a weighted average grant date fair value of $2.32, $3.24, and $25.46, respectively.
The fair value of each unit award is estimated on the date of grant using an option pricing model. The assumptions used in the option pricing model include multiple variables that require significant judgment. The Company’s estimated volatility is based on the historical volatility of similar public companies’ stock price over a preceding period commensurate with the expected term of the incentive units. The Company estimated the expected term of the incentive units considering the timing and probabilities of a liquidity event. The risk-free interest rate for the expected term of the incentive units is based on the U.S. Treasury yield curve, with maturities similar to the expected term of the incentive units, in effect at the time of grant. The Company also estimated the number of units expected to be granted as it represents an input in the determination of compensation expense. For the year ended December 31, 2019, the Company estimated that one million Class D Units and 500,765 Class E Units would be granted, as applicable. For the year ended December 31, 2020, the Company estimated that 950,000
Class B-1
Incentive Units, 2,495,240 Class D Units, and 500,765 Class E Units would be granted, as applicable. The Company does not expect to distribute to the Unit holders during the contractual term.
The following assumptions were used to calculate the fair value of our unit awards on the date of grant:

	Years Ended December 31,
	2019	2020
Estimated volatility	44.0% - 47.0%	47.0% - 102.0%
Expected term (years)	2.75 - 3.25	1.75 - 2.75
Risk-free rate	1.6% - 2.2%	0.1% - 1.6%
Expected dividend yield	0%	0%
Total future compensation cost related to these incentive units is $13,992 thousand, which is expected to be recognized over a remaining period of four years.